Annual Total Returns (Vanguard Russell 1000 Growth Index Fund - Institutional Shares Institutional) (Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 1000 Growth Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Annual Total Return
2013	33.39%
2012	15.17%
2011	2.47%